Deposits- Summary of Reciprocal Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of reciprocal deposits [Abstract]
Demand	$ 554,585	$ 559,664
Money market	1,196	2,546
Time	46,794	24,416
Total	$ 602,575	$ 586,626